Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Peter M. Hong, Esq.
202.419-8429
phong@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

September 24, 2014

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Nationwide Mutual Funds (the “Trust”)
File Nos. 333-40455 and 811-08495
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 170/171 to the Registration Statement of the Trust, which was filed with the Securities and Exchange Commission electronically on September 22, 2014.

Please direct any questions or comments relating to this certification to me or, in my absence, to Cillian M. Lynch at (202) 419-8416.

Very truly yours,

STRADLEY RONON STEVENS & YOUNG, LLP

/s/ Peter M. Hong
Peter M. Hong, Esquire

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